SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Receivables [Abstract]
Accounts receivable from third-party customers	$ 1,652,788	$ 1,656,041
Less: allowance for doubtful accounts	(160,026)	(6,872)	$ (26,272)
Total accounts receivable from third-party customers, net	1,492,762	1,649,169
Add: accounts receivable - related parties	1,272,384	1,094,855
Total accounts receivable, net	$ 2,765,146	$ 2,744,024